Note 2 - Summary of Significant Accounting Policies (Details Textual) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($) $ / shares	Dec. 31, 2016
Finite-Lived Intangible Asset, Useful Life		11 years 292 days
Number of Reporting Units		3
Customer Lists and Relationships [Member]
Finite-Lived Intangible Asset, Useful Life		12 years 328 days
Trademarks and Trade Names [Member]
Finite-Lived Intangible Asset, Useful Life		2 years
Minimum [Member] | Customer Lists and Relationships [Member]
Finite-Lived Intangible Asset, Useful Life		4 years
Minimum [Member] | Trademarks and Trade Names [Member]
Finite-Lived Intangible Asset, Useful Life		2 years
Minimum [Member] | Management Contracts and Other [Member]
Finite-Lived Intangible Asset, Useful Life		2 years
Maximum [Member] | Customer Lists and Relationships [Member]
Finite-Lived Intangible Asset, Useful Life		20 years
Maximum [Member] | Trademarks and Trade Names [Member]
Finite-Lived Intangible Asset, Useful Life		10 years
Maximum [Member] | Management Contracts and Other [Member]
Finite-Lived Intangible Asset, Useful Life		10 years
Building [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life		20 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life		40 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life		3 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life		5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life		3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life		10 years
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life		3 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life		5 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life		10 years
Reduction in Revenue [Member]
Quantifying Misstatement in Current Year Financial Statements, Amount	$ 5,040
Reduction in Net Earnings [Member]
Quantifying Misstatement in Current Year Financial Statements, Amount	$ 635
Reduction in Diluted Earnings per Share [Member]
Quantifying Misstatement In Current Year Financial Statements Per Share | $ / shares	$ 0.02